Parent Company Only Condensed Financial Information - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Details) - Reportable Legal Entities [Member] - Parent Company [Member]
		12 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Line Items]
Equity loss of subsidiaries		¥ (51,605,606)	$ (7,189,213)	¥ (379,244,652)	¥ (138,758,136)
Operating expenses:
General and administrative		50,450,858	7,028,344	60,553,856	7,630,726
Research and development				33,011	(887,280)
Total operating expenses		50,450,858	7,028,344	60,586,867	6,743,446
Loss from operations		(102,056,464)	(14,217,557)	(439,831,519)	(145,501,582)
Other income (expenses):
Financial expenses		(13,989)	(1,949)	1,907,804	1,119
Fair value changes of warrant liability		1,149,792	160,178	4,458,844	21,358
Other income (expenses)		938,210	130,704
Total other income(expense)		2,074,013	288,933	6,366,648	22,477
Net loss		(99,982,451)	(13,928,624)	(433,464,871)	(145,479,105)
Accretion to redemption value of convertible redeemable preferred shares					(137,991,697)
Net loss attributable to LakeShore Biopharma		(99,982,451)	(13,928,624)	(433,464,871)	(283,470,802)
Foreign currency translation adjustment		908,210	126,523	(3,767,798)	(137,500,063)
Total comprehensive loss		¥ (99,074,241)	$ (13,802,101)	¥ (437,232,669)	¥ (282,979,168)
Loss per share*:
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (5.22)	$ (0.73)	¥ (40.54)	¥ (23.55)
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (5.22)	$ (0.73)	¥ (40.54)	¥ (23.55)
Weighted average number of ordinary shares outstanding*:
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	19,158,907	19,158,907	10,692,312	6,178,547
Weighted average number of ordinary shares outstanding Diluted (in Shares)	[1]	19,158,907	19,158,907	10,692,312	6,178,547

[1]	Gives retroactive effect to the Share Consolidation in October 2024.